8. STOCK OPTIONS AND WARRANTS (Details) (Option [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Option [Member]
Shares Under Option
Outstanding beginning balance	278,750	93,750	92,750
Granted	615,000	225,000	3,000
Exercised	0	0	0
Expired/Forfeited	(25,000)	(40,000)	(2,000)
Outstanding ending balance	868,750	278,750	93,750
Exercisable ending balance	183,750	81,687
Weighted Average Exercise Price
Outstanding beginning balance	$ 23.10	$ 107	$ 109
Granted	$ 6.79	$ 5.65	$ 104
Exercised
Expired	$ 125.00	$ 125	$ 92
Outstanding ending balance	$ 8.64	$ 23.10	$ 107
Exercisable ending balance	$ 15.89	$ 45.1
Weighted Average Remaining Contractual Life
Outstanding beginning balance	9 years 1 month 6 days	7 years 8 months 12 days	8 years 6 months
Granted	6 years 9 months 18 days
Expired/Forfeited	7 years 3 months 18 days
Outstanding ending balance	7 years 4 months 24 days	9 years 1 month 6 days	7 years 8 months 12 days
Exercisable ending balance	7 years	7 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding beginning balance	$ 1,176,063	$ 217,063	$ 1,114,063
Outstanding ending balance	425,013	1,176,063	217,063
Exercisable ending balance	$ 89,895	$ 344,642